Fair Value, Assets and Liabilities, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures, Textual [Abstract]
Transfers from available-for-sale debt securities to held-to-maturity debt securities			$ (55,993)	$ (31,815)	$ (13,833)
Trading debt securities [Member]
Assets:
Balance, beginning of period			173	223	290
Net gains (losses)			7	(53)	(31)
Purchases			518	600	391
Sales			(448)	(589)	(385)
Settlements			(12)	(12)	(34)
Transfers into Level 3			34	115	1
Transfers out of Level 3			(31)	(111)	(9)
Balance, end of period	$ 241		241	173	223
Net unrealized gains (losses) related to assets and liabilities held at period end			(8)	(36)	(31)
Available-for-sale debt securities [Member]
Assets:
Balance, beginning of period			2,994	1,565	2,044
Net gains (losses)			21	(34)	(6)
Purchases			809	43	475
Sales			(112)	(68)	(9)
Settlements			(278)	(263)	(743)
Transfers into Level 3			353	2,255	6
Transfers out of Level 3			(3,601)	(504)	(202)
Balance, end of period	186		186	2,994	1,565
Net unrealized gains (losses) related to assets and liabilities held at period end			(4)	1	(4)
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) included in other comprehensive income			41	0	(40)
Transfers from available-for-sale debt securities to held-to-maturity debt securities	(1,800)
Securities transferred to loans		$ 153
Net unrealized gains (losses) related to assets and liabilities held at period end and included in other comprehensive income			(1)	57
Loans held for sale [Member]
Assets:
Balance, beginning of period			1,234	1,214	1,057
Net gains (losses)			(25)	(96)	56
Purchases			477	1,312	356
Sales			(534)	(586)	(237)
Settlements			(377)	(323)	(263)
Transfers into Level 3			394	1,927	354
Transfers out of Level 3			(136)	(2,214)	(109)
Balance, end of period	1,033		1,033	1,234	1,214
Net unrealized gains (losses) related to assets and liabilities held at period end			(26)	(38)	51
Mortgage servicing rights [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period			6,125	11,517	14,649
Net gains (losses)			(842)	(7,068)	(4,779)
Purchases			1,645	1,707	1,933
Sales			(8)	(32)	(286)
Settlements			0	1	0
Transfers into Level 3			0	0	0
Transfers out of Level 3			0	0	0
Balance, end of period	6,920		6,920	6,125	11,517
Net unrealized gains (losses) related to assets and liabilities held at period end			1,170	(4,693)	(2,569)
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period			171	(60)	21
Net gains (losses)			(555)	1,695	(162)
Purchases			3	8	13
Sales			(3)	3	(12)
Settlements			116	(1,471)	28
Transfers into Level 3			(233)	0	8
Transfers out of Level 3			204	(4)	44
Balance, end of period	(297)		(297)	171	(60)
Net unrealized gains (losses) related to assets and liabilities held at period end			(377)	326	75
Derivative [Member] | Interest rate contracts [Member]
Assets and Liabilities:
Balance, beginning of period			446	214	25
Net gains (losses)			27	2,074	585
Purchases			0	0	0
Sales			0	0	0
Settlements			(340)	(1,842)	(396)
Transfers into Level 3			(5)	0	0
Transfers out of Level 3			(1)	0	0
Balance, end of period	127		127	446	214
Net unrealized gains (losses) related to assets and liabilities held at period end			(75)	334	249
Derivative [Member] | Equity contracts [Member]
Assets and Liabilities:
Balance, beginning of period			(314)	(269)	(17)
Net gains (losses)			(468)	(316)	(571)
Purchases			0	0	0
Sales			0	0	0
Settlements			379	298	292
Transfers into Level 3			(228)	(22)	6
Transfers out of Level 3			202	(5)	21
Balance, end of period	(429)		(429)	(314)	(269)
Net unrealized gains (losses) related to assets and liabilities held at period end			(266)	(19)	(186)
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period			39	(5)	13
Net gains (losses)			(114)	(63)	(176)
Purchases			3	8	13
Sales			(3)	3	(12)
Settlements			77	73	132
Transfers into Level 3			0	22	2
Transfers out of Level 3			3	1	23
Balance, end of period	5		5	39	(5)
Net unrealized gains (losses) related to assets and liabilities held at period end			(36)	11	12
Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period			9,233	7,850	5,468
Net gains (losses)			(267)	1,369	2,383
Purchases			1	2	0
Sales			(68)	0	(1)
Settlements			0	0	0
Transfers into Level 3			11	23	12
Transfers out of Level 3			0	(11)	(12)
Balance, end of period	$ 8,910		8,910	9,233	7,850
Net unrealized gains (losses) related to assets and liabilities held at period end			$ (316)	$ 1,370	$ 2,386